Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
HubPages, Inc. [Member]
Subsequent Events

8. Subsequent Events

Agreement and Plan of Merger

On August 23, 2018, the Company consummated a merger (the “Merger”) with HP Acquisition Co., Inc. (“HPAC”), a wholly-owned subsidiary of TheMaven, Inc. (“TheMaven”) in which HPAC merged with and into the Company, with the Company continuing as the surviving corporation in the Merger and as a wholly-owned subsidiary of the TheMaven, pursuant to the terms of the Agreement and Plan of Merger (the “Merger Agreement”), dated as of March 13, 2018, as amended, among the Company, TheMaven, HPAC and Paul Edmondson, solely in his capacity as the representative of the Company’s stockholders.

In connection with the consummation of the Merger, TheMaven paid a total of $10,000,000 to the Company’s stockholders and holders of outstanding vested stock options. TheMaven also issued a total of 2,399,997 shares of its restricted common stock, subject to vesting, to certain key personnel of the Company who agreed to continue their employment with the Company subsequent to the Merger. Additionally, TheMaven paid retention bonuses of $245,000 to certain employees of the Company who signed employment agreements with TheMaven and who were employed by TheMaven twelve months after the Merger.

In connection with the Merger, Paul Edmondson became the Chief Operating Officer of TheMaven. From January 2006 to August 2018, Mr. Edmondson was Chief Executive Officer of the Company.

The Company performed an evaluation of subsequent events through the date of issuance of these financial statements, and other than the aforementioned matters, there were no material subsequent events which affected, or could affect, the amounts or disclosures in the financial statements.

9. Subsequent Events The Company has evaluated subsequent events through March 8, 2018, which is the date the financial statements were available to be issued.